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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      SUPPLEMENT DATED MAY 1, 2015 TO THE
              PROSPECTUSES DATED APRIL 28, 2014 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2014 (as supplemented) for the Simple Solutions variable annuity contracts issued by MetLife Insurance Company USA and First MetLife Investors Insurance Company (together with MetLife Insurance Company USA, "we" or "us"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496, to request a free copy. Upon request, financial statements for MetLife Insurance Company USA or First MetLife Investors Insurance Company (depending on the company that issued your contract) your contract will be sent to you without charge.

1. LIVING BENEFITS

In the "LIVING BENEFITS" section, add the following after the second paragraphs under "Description of the Lifetime Withdrawal Guarantee --Managing Your Withdrawals":

     IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

          Example:
          -------

          Assume your Annual Benefit Payment is $5,000 and that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed

                                                                  SUPP-USASIM515
                                                                   SUPP-NYSIM515

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          Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.

2. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following new subsections:

     GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on us and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment

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     Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

3. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

4. INVESTMENT OPTIONS AND APPENDIX B

Replace the list of Investment Portfolios and Investment Portfolio investment adviser and subadviser information in the "INVESTMENT OPTIONS" section of the prospectus and Appendix B with the list of Investment Portfolios and Investment Portfolio investment adviser and subadviser information in the Appendix B attached to this prospectus supplement.


        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: (800) 343-8496

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INVESTMENT OPTION FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                      DISTRIBUTION              ACQUIRED     TOTAL                      NET TOTAL
                                                         AND/OR                   FUND       ANNUAL      FEE WAIVER       ANNUAL
                                         MANAGEMENT      SERVICE       OTHER    FEES AND   OPERATING   AND/OR EXPENSE   OPERATING
                                             FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
----------------------------------------------------------------------------------------------------------------------- ----------
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index Portfolio     0.25%          0.30%       0.03%      0.00%       0.58%         0.00%         0.58%
BlackRock Money Market Portfolio            0.34%          0.25%       0.03%      0.00%       0.62%         0.02%         0.60%
MetLife Mid Cap Stock Index Portfolio       0.25%          0.30%       0.05%      0.01%       0.61%         0.00%         0.61%
MetLife Stock Index Portfolio               0.25%          0.25%       0.02%      0.00%       0.52%         0.01%         0.51%
MSCI EAFE(R) Index Portfolio                0.30%          0.30%       0.10%      0.01%       0.71%         0.00%         0.71%
Russell 2000(R) Index Portfolio             0.25%          0.30%       0.07%      0.05%       0.67%         0.01%         0.66%
MET INVESTORS SERIES TRUST
  -- ASSET ALLOCATION
  PORTFOLIOS
American Funds(R) Balanced
  Allocation Portfolio                      0.06%          0.55%       0.00%      0.42%       1.03%           --          1.03%
American Funds(R) Moderate
  Allocation Portfolio                      0.06%          0.55%       0.01%      0.40%       1.02%           --          1.02%
METROPOLITAN SERIES FUND
  -- ASSET ALLOCATION PORTFOLIOS
MetLife Asset Allocation 20 Portfolio       0.09%          0.25%       0.03%      0.52%       0.89%         0.02%         0.87%
MetLife Asset Allocation 40 Portfolio       0.06%          0.25%       0.00%      0.56%       0.87%           --          0.87%

The information shown in the table above was provided by the Investment Options and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Option's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Option, but that the expenses of the Investment Option are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Option's board of directors or trustees, are not shown.

Certain Investment Option that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

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APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

         INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index Portfolio     Seeks to track the performance of the        MetLife Advisers, LLC
-- Class G*                                 Barclays U.S. Aggregate Bond Index.          Subadviser: MetLife Investment
                                                                                         Management, LLC
BlackRock Money Market Portfolio --         Seeks a high level of current income         MetLife Advisers, LLC
Class B**                                   consistent with preservation of capital      Subadviser: BlackRock Advisors, LLC
MetLife Mid Cap Stock Index Portfolio --    Seeks to track the performance of the        MetLife Advisers, LLC
Class G*                                    Standard & Poor's MidCap 400(R)              Subadviser: MetLife Investment
                                            Composite Stock Price Index.                 Management, LLC
MetLife Stock Index Portfolio -- Class B*   Seeks to track the performance of the        MetLife Advisers, LLC
                                            Standard & Poor's 500(R) Composite           Subadviser: MetLife Investment
                                            Stock Price Index.                           Management, LLC
MSCI EAFE(R) Index Portfolio --             Seeks to track the performance of the        MetLife Advisers, LLC
Class G*                                    MSCI EAFE(R) Index.                          Subadviser: MetLife Investment
                                                                                         Management, LLC
Russell 2000(R) Index Portfolio --          Seeks to track the performance of the        MetLife Advisers, LLC
Class G*                                    Russell 2000(R) Index.                       Subadviser: MetLife Investment
                                                                                         Management, LLC

* These portfolios are only available for investment in contracts issued on and after December 12, 2011.
** The Black Rock Money Market Portfolio is available in all contracts.

MET INVESTORS SERIES TRUST -- ASSET
ALLOCATION PORTFOLIOS -- CLASS C+
American Funds(R) Balanced Allocation       Seeks a balance between a high level of      MetLife Advisers, LLC
Portfolio                                   current income and growth of capital, with
                                            a greater emphasis on growth of capital.
American Funds(R) Moderate Allocation       Seeks a high total return in the form of     MetLife Advisers, LLC
Portfolio                                   income and growth of capital, with a
                                            greater emphasis on income.
METROPOLITAN SERIES FUND -- ASSET
ALLOCATION PORTFOLIOS+
MetLife Asset Allocation 20 Portfolio --    Seeks a high level of current income, with   MetLife Advisers, LLC
Class B                                     growth of capital as a secondary objective.
MetLife Asset Allocation 40 Portfolio --    Seeks high total return in the form of       MetLife Advisers, LLC
Class B                                     income and growth of capital, with a
                                            greater emphasis on income.

+ These portfolios are only available for investment in contracts issued prior to December 12, 2011.

                                     B - 1